LEASES - Components of lease costs of operating leases (Details) ¥ in Thousands	12 Months Ended
Aug. 31, 2020 CNY (¥)
LEASES
Operating lease cost for fixed payments	¥ 221,337
Short - term lease costs	53,421
Variable lease costs	(2,719)
Total lease costs	¥ 272,039